Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 year tenant	Dec. 31, 2010	Dec. 31, 2009
Summary of significant accounting policies [Abstract]
Common Stock Value To Be Issued	$ 1,000,000,000
Stock Value To Be Issued Dividend Reinvestment Plan	237,500,000
Out of Period Adjustment [Line Items]
Out of period adjustment	17,900,000
Description of Prior Period Adjustment	During the fourth quarter of 2011, we identified an error in the consolidated financial statements related to prior years. The error relates to the misapplication of accounting guidance related to the modifications of certain leases. We concluded this adjustment, with a net impact of $0.2 million on our statement of operations for the fourth quarter of 2011, was not material to our results for the prior year periods or to the period of adjustment. Accordingly, this cumulative change was recorded in the consolidated financial statements in the fourth quarter of 2011 as an out-of-period adjustment as follows: a reduction to Net investment in direct financing leases of $17.6 million and an increase in net Operating real estate of $17.9 million on the consolidated balance sheet; and an increase in Lease revenues of $0.9 million, a reduction of Impairment charges of $1.6 million, and an increase in Depreciation expense of $2.2 million on the consolidated statement of operations.
Real Estate Taxes Paid By Lessees	6,400,000	7,700,000	8,800,000
Number Of Significant Lessees	18
Percent of Lease Revenue	77.00%
Useful Lives of Properties	40
Foreign Currency Transaction Gain (Loss), Unrealized	(100,000)	(300,000)	200,000
Foreign Currency Transaction Gain (Loss), Realized	400,000	(100,000)	100,000
Dealer Revenue Per Share Sold CPA 17	$ 0.35
Dealer Revenue Per Share Sold CWI	$ 0.3
Wholesaling Revenue Per Share Sold	$ 0.15
Foreign currency translation adjustment	(3,298,000)	(1,853,000)
Real Estate [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	17,900,000
Financing Lease [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	(17,600,000)
Impairment Charges [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	(1,600,000)
Depreciation And Amortization [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	2,200,000
Lease Revenue [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	900,000
Net Income [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	$ 200,000